Goodwill and Other Intangible Assets - Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Balance at beginning of period	$ 2,160,290	$ 2,159,337
Acquisitions	245,326	230
Goodwill allocated to assets held for sale	(5,571)
Purchase price adjustments		723
Divestitures	(927)
Balance at end of period	2,399,118	2,160,290
Mid-America Group
Goodwill [Line Items]
Balance at beginning of period	281,403	281,403
Acquisitions	150,552
Balance at end of period	431,955	281,403
Southeast Group
Goodwill [Line Items]
Balance at beginning of period	50,346	50,346
Acquisitions	94,774
Divestitures	(927)
Balance at end of period	144,193	50,346
West Group
Goodwill [Line Items]
Balance at beginning of period	1,828,541	1,827,588
Acquisitions		230
Goodwill allocated to assets held for sale	(5,571)
Purchase price adjustments		723
Balance at end of period	$ 1,822,970	$ 1,828,541